SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Total Assets

Total Assets

	December 31,
	2016	2015	2014
Macau:
Mocha Clubs	$135,707	$145,631	$173,150
Altira Macau	473,731	496,455	501,105
City of Dreams	3,193,895	3,183,460	3,133,680
Studio City	3,466,291	3,769,284	3,902,717

Sub-total	7,269,624	7,594,830	7,710,652

The Philippines:
City of Dreams Manila	825,247	941,926	1,064,459

Corporate and Others	1,245,470	1,725,553	1,485,669

Total consolidated assets	$9,340,341	$10,262,309	$10,260,780

Capital Expenditures

	December 31,
	2016	2015	2014
Macau:
Mocha Clubs	$135,707	$145,631	$173,150
Altira Macau	473,731	496,455	501,105
City of Dreams	3,193,895	3,183,460	3,133,680
Studio City	3,466,291	3,769,284	3,902,717

Sub-total	7,269,624	7,594,830	7,710,652

The Philippines:
City of Dreams Manila	825,247	941,926	1,064,459

Corporate and Others	1,245,470	1,725,553	1,485,669

Total consolidated assets	$9,340,341	$10,262,309	$10,260,780

Capital Expenditures
	Year Ended December 31,
	2016	2015	2014
Macau:
Mocha Clubs	$7,763	$6,446	$13,116
Altira Macau	3,031	18,404	21,984
City of Dreams	359,258	331,503	264,922
Studio City	62,754	968,696	907,455

Sub-total	432,806	1,325,049	1,207,477

The Philippines:
City of Dreams Manila	3,621	98,884	405,196

Corporate and Others	1,485	31,909	24,632

Total capital expenditures	$437,912	$1,455,842	$1,637,305

Results of Operations of Segments

The Group’s segment information and reconciliation to net income attributable to Melco Resorts & Entertainment Limited is as follows:

	Year Ended December 31,
	2016	2015	2014
NET REVENUES
Macau:
Mocha Clubs	$120,491	$136,217	$147,373
Altira Macau	439,127	574,848	744,850
City of Dreams	2,590,824	2,794,673	3,848,623
Studio City	838,179	125,303	1,767

Sub-total	3,988,621	3,631,041	4,742,613

The Philippines:
City of Dreams Manila	491,235	300,409	7,564

Corporate and Others	39,540	43,350	52,132

Total net revenues	$4,519,396	$3,974,800	$4,802,309

ADJUSTED PROPERTY EBITDA(1)
Macau:
Mocha Clubs	$23,789	$30,259	$36,337
Altira Macau	5,116	36,261	84,795
City of Dreams	742,291	798,504	1,165,632
Studio City	155,985	11,594	(1,296)

Sub-total	927,181	876,618	1,285,468

The Philippines:
City of Dreams Manila	160,336	55,366	6

Total adjusted property EBITDA	1,087,517	931,984	1,285,474

OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties	(34,403)	(16,547)	(870)
Pre-opening costs	(3,883)	(168,172)	(90,556)
Development costs	(95)	(110)	(10,734)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(22,816)	(54,056)	(64,471)
Depreciation and amortization	(472,219)	(359,341)	(246,686)
Land rent to Belle	(3,327)	(3,476)	(3,562)
Share-based compensation	(18,487)	(20,827)	(20,401)
Property charges and others	(5,298)	(38,068)	(8,698)
Net gain on disposal of property and equipment to Belle	8,134	—	—
Gain on disposal of assets held for sale	—	—	22,072
Corporate and Others expenses	(114,770)	(115,735)	(118,971)

Total operating costs and expenses	(724,401)	(833,569)	(600,114)

OPERATING INCOME	$363,116	$98,415	$685,360

	Year Ended December 31,
	2016	2015	2014
NON-OPERATING INCOME (EXPENSES)
Interest income	$5,951	$13,900	$20,025
Interest expenses, net of capitalized interest	(223,567)	(118,330)	(124,090)
Amortization of deferred financing costs	(48,345)	(38,511)	(28,055)
Loan commitment and other finance fees	(7,451)	(7,328)	(18,976)
Foreign exchange gains (losses), net	7,356	(2,156)	(6,155)
Other income, net	3,572	2,317	2,313
Loss on extinguishment of debt	(17,435)	(481)	—
Costs associated with debt modification	(8,101)	(7,603)	—

Total non-operating expenses, net	(288,020)	(158,192)	(154,938)

INCOME (LOSS) BEFORE INCOME TAX	75,096	(59,777)	530,422
INCOME TAX EXPENSE	(8,178)	(1,031)	(3,036)

NET INCOME (LOSS)	66,918	(60,808)	527,386
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	108,988	166,555	80,894

NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED	$175,906	$105,747	$608,280

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and others, share-based compensation, payments to the Philippine Parties, land rent to Belle, net gain on disposal of property and equipment to Belle, gain on disposal of assets held for sale, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.

Long-Lived Assets

Long-lived Assets

	December 31,
	2016	2015	2014
Macau	$6,330,624	$6,355,934	$5,366,692
The Philippines	533,477	691,729	728,999
Hong Kong and other foreign countries	1,493	2,390	1,817

Total long-lived assets	$6,865,594	$7,050,053	$6,097,508